MORTGAGE-BACKED SECURITIES	12 Months Ended
Jun. 30, 2013
MORTGAGE-BACKED SECURITIES [Abstract]
MORTGAGE-BACKED SECURITIES
4.	MORTGAGE-BACKED SECURITIES

Mortgage-backed securities ("MBS") include mortgage pass-through certificates ("PCs") and collateralized mortgage obligations ("CMOs"). With a pass-through security, investors own an undivided interest in the pool of mortgages that collateralize the PCs. Principal and interest are passed through to the investor as they are generated by the mortgages underlying the pool. PCs and CMOs may be insured or guaranteed by Freddie Mac ("FHLMC"), Fannie Mae ("FNMA"), and the Government National Mortgage Association ("GNMA"). CMOs may also be privately issued with varying degrees of credit enhancements. A CMO reallocates mortgage pool cash flow to a series of bonds (called traunches) with varying stated maturities, estimated average lives, coupon rates, and prepayment characteristics.

The Company's CMO portfolio is comprised of two segments: CMO's backed by U.S. Government Agencies ("Agency CMO's") and CMO's backed by single-family whole loans not guaranteed by a U.S. Government Agency ("Private-Label CMO's").

At June 30, 2013, the Company's Agency CMO's totaled $135.6 million as compared to $69.1 million at June 30, 2012. The Company's private-label CMO's totaled $3.7 million at June 30, 2013 as compared to $9.9 million at June 30, 2012. The $60.3 million increase in the CMO segment of our MBS portfolio was primarily due to repayments on our Agency CMO's totaling $68.9 million and $7.1 million in repayments on our private-label CMO's which were more than offset by purchases of U.S. Government Agency CMO's totaling $135.3 million, and $839 thousand in amortization of non-credit unrealized holding losses on private-label CMO's with other-than-temporary impairment. During the fiscal year ended June 30, 2013 the Company received principal payments totaling $7.1 million on its private-label CMO's. At June 30, 2013, approximately $139.3 million or 100.0% (book value) of the Company's MBS portfolio, including CMO's, were comprised of adjustable or floating rate investments, as compared to $79.0 million or 100.0% at June 30, 2012. Substantially all of the Company's floating rate MBS adjust monthly based upon changes in the one month LIBOR. The Company has no investment in multi-family or commercial real estate based MBS.

Due to prepayments of the underlying loans, and the prepayment characteristics of the CMO traunches, the actual maturities of the Company's MBS are expected to be substantially less than the scheduled maturities.

The Company retains an independent third party to assist it in the determination of a fair value for three of its private-label CMO's. This valuation is meant to be a "Level Three" valuation as defined by ASC Topic 820, Fair Value Measurements and Disclosures. The valuation does not represent the actual terms or prices at which any party could purchase the securities. There is currently no active secondary market for private-label CMO's and there can be no assurance that any secondary market for private-label CMO's will develop. Of the one private-label CMO not evaluated by the independent third party, it had a balance of less than $115 thousand and the Company decided that the possibility of an other-than-temporary impairment is remote. The private-label CMO portfolio had three previously recorded other-than-temporary impairments at June 30, 2013. During the fiscal year ending June 30, 2013, the Company reversed $839 thousand of non-credit unrealized holding losses on three of its private-label CMO's with OTTI due to principal repayments. During the twelve months ended June 30, 2013, the Company recorded a $12 thousand credit impairment charge on one private-label CMO.

The Company believes that the data and assumptions used to determine the fair values are reasonable. The fair value calculations reflect relevant facts and market conditions. Events and conditions occurring after the valuation date could have a material effect on the private-label CMO segment's fair value.

For one other private-label CMO, the Company used the fair value estimates provided by its independent third party investment accounting service. There was no OTTI associated with this security as of June 30, 2013 or in the past.

The amortized cost and fair values of mortgage-backed securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(Dollars in Thousands)
2013
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$135,621	$368	$(256)	$135,733
Private-label	3,647	621	(3)	4,265

Total	$139,268	$989	$(259)	$139,998

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(Dollars in Thousands)
2012
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$69,146	$99	$(24)	$69,221
Private-label	9,940	740	(88)	10,592

Total	$79,086	$839	$(112)	$79,813

The amortized cost and fair value of mortgage-backed securities at June 30, 2013, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Due in one year or less	Due after one through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)

HELD TO MATURITY
Amortized cost	$-	$-	$47	$139,221	$139,268
Fair value	-	-	47	139,951	139,998
Weighted average yield	-%	-%	1.41%	1.21%	1.21%

At June 30, 2013, mortgage-backed securities with amortized costs of $123.7 million and fair values of $123.8 million were pledged to secure public deposits and borrowings with the Federal Home Loan Bank. Of the securities pledged, $20.9 million of fair value was excess collateral. Excess collateral is maintained to support future borrowings and may be withdrawn by the Company at any time. At June 30, 2012 mortgage-backed securities with an amortized cost of $67.0 million and fair values of $67.0 million, were pledged to secure borrowings with the Federal Home Loan Bank and public deposits.